Changes in Accrued Warranty Balances (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2018	May 31, 2017	May 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Beginning Balance		$ 19,149	$ 13,314	$ 11,663
Deductions	[1]	(26,199)	(18,269)	(18,061)
Provision charged to SG&A expense		17,924	23,862	19,653
Acquisitions		847	242	59
Ending Balance		$ 11,721	$ 19,149	$ 13,314

[1]	Primarily claims paid during the year.